Debt (Details 4) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
ILFC Legacy Notes
Debt outstanding	23,276,335,000	23,276,335,000
Unsecured debt financing
ILFC Legacy Notes
Debt outstanding	14,600,000,000	14,600,000,000
Unsecured debt financing | Notes issued under shelf registration statements
ILFC Legacy Notes
Debt outstanding	8,500,000,000	8,500,000,000
Amount of sinking fund	0	0
Unsecured debt financing | Fixed rate notes issued under shelf registration
ILFC Legacy Notes
Interest rate on fixed rate notes, minimum (as a percent)	3.875%
Interest rate on fixed rate notes, maximum (as a percent)	8.875%
Unsecured debt financing | Floating rate notes issued under shelf registration due 2016 | LIBOR
ILFC Legacy Notes
Variable rate basis		3-month LIBOR
Margin added to variable rate basis (as a percent)		1.95%